LOANS AND ADVANCES TO CUSTOMERS MEASURED AT AMORTIZED COST (Tables)	12 Months Ended
Dec. 31, 2025
Loans And Advances To Customers Measured At Amortized Cost
Schedule of loans and advances to customers

	R$ thousands
	On December 31, 2025	On December 31, 2024
Companies	350,445,791	316,936,343
- Financing and On-lending	137,576,819	132,471,486
- Financing and export	34,763,790	40,904,095
- Housing loans	34,911,156	30,655,876
- On-lending BNDES/Finame	24,475,073	20,475,116
- Vehicle loans	23,074,448	21,934,635
- Import	12,986,200	12,505,529
- Leases	7,366,152	5,996,235
- Borrowings	195,880,958	169,958,833
- Working capital	143,640,424	100,012,698
- Rural loans	13,324,492	11,811,476
- Other	38,916,042	58,134,659
- Limit operations (1)	16,988,014	14,506,024

Individuals	441,022,363	403,303,243
- Financing and On-lending	161,548,810	144,876,576
- Housing loans	112,626,278	102,627,589
- Vehicle loans	41,797,766	34,962,102
- On-lending BNDES/Finame	6,616,649	6,927,661
- Other	508,117	359,224
- Borrowings	189,710,201	177,325,731
- Personal credit	165,277,140	140,843,129
- Rural loans	17,680,946	15,530,021
- Other	6,752,115	20,952,581
- Limit operations (1)	89,763,352	81,100,936
Total portfolio	791,468,154	720,239,586
Expected credit losses	(47,011,092)	(47,857,481)
Total of net loans and advances to customers	744,457,062	672,382,105
(1)	Refers to outstanding operations with pre-established limits linked to current account and credit card, whose credit limits are automatically recomposed as the amounts used are paid.

Schedule of finance lease receivables

	R$ thousands
	On December 31, 2025	On December 31, 2024
Gross investments in finance lease receivables:
Up to one year	296,547	2,247,876
From one to five years	6,041,176	3,791,737
Over five years	1,296,410	196,239
Impairment loss on finance lease receivables	(114,049)	(54,241)
Net investment	7,520,084	6,181,611

Net investments in finance lease:
Up to one year	291,293	2,227,115
From one to five years	5,952,651	3,760,889
Over five years	1,276,140	193,607
Total	7,520,084	6,181,611

Schedule of reconciliation of the gross book value of loans and advances to customers

Stage 1	R$ thousands
	Balance on December 31, 2024	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2025
Companies	284,237,991	(4,468,832)	(3,884,782)	698,839	408,417	184,254,333	(145,544,269)	-	315,701,697
- Financing	125,114,754	(1,474,567)	(917,207)	184,185	82,925	59,726,132	(53,000,739)	-	129,715,483
- Borrowings	146,737,983	(2,714,895)	(2,840,003)	453,602	305,971	119,643,384	(89,906,141)	-	171,679,901
- Revolving	12,385,254	(279,370)	(127,572)	61,052	19,521	4,884,817	(2,637,389)	-	14,306,313
Individuals	347,118,719	(8,578,207)	(5,922,695)	3,021,912	2,124,940	154,675,235	(110,680,010)	-	381,759,894
- Financing	132,000,312	(4,319,775)	(2,114,956)	1,293,018	338,579	47,277,523	(28,231,856)	-	146,242,845
- Borrowings	149,534,314	(2,768,929)	(3,609,760)	1,226,064	1,327,474	87,818,313	(71,404,814)	-	162,122,662
- Revolving	65,584,093	(1,489,503)	(197,979)	502,830	458,887	19,579,399	(11,043,340)	-	73,394,387
Total	631,356,710	(13,047,039)	(9,807,477)	3,720,751	2,533,357	338,929,568	(256,224,279)	-	697,461,591

Stage 2	R$ thousands
	Balance on December 31, 2024	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2025
Companies	6,946,383	(698,839)	(980,903)	4,468,832	1,083,425	5,625,961	(4,835,380)	-	11,609,479
- Financing	1,861,939	(184,185)	(232,953)	1,474,567	16,695	652,851	(1,100,599)	-	2,488,315
- Borrowings	4,363,096	(453,602)	(709,386)	2,714,895	1,044,751	4,445,432	(3,249,280)	-	8,155,906
- Revolving	721,348	(61,052)	(38,564)	279,370	21,979	527,678	(485,501)	-	965,258
Individuals	21,911,700	(3,021,912)	(2,120,554)	8,578,207	1,486,976	9,110,534	(10,513,689)	-	25,431,262
- Financing	8,443,459	(1,293,018)	(1,139,080)	4,319,775	197,647	1,450,117	(2,547,305)	-	9,431,595
- Borrowings	9,169,428	(1,226,064)	(863,141)	2,768,929	1,156,186	4,936,120	(5,072,922)	-	10,868,536
- Revolving	4,298,813	(502,830)	(118,333)	1,489,503	133,143	2,724,297	(2,893,462)	-	5,131,131
Total	28,858,083	(3,720,751)	(3,101,457)	13,047,039	2,570,401	14,736,495	(15,349,069)	-	37,040,741

Stage 3	R$ thousands
	Balance on December 31, 2024	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2025
Companies	25,751,969	(408,417)	(1,083,425)	3,884,782	980,903	11,392,197	(6,940,573)	(10,442,821)	23,134,615
- Financing	5,494,795	(82,925)	(16,695)	917,207	232,953	370,211	(962,246)	(580,276)	5,373,024
- Borrowings	18,857,751	(305,971)	(1,044,751)	2,840,003	709,386	9,723,894	(6,197,172)	(8,537,794)	16,045,346
- Revolving	1,399,423	(19,521)	(21,979)	127,572	38,564	1,298,092	218,845	(1,324,751)	1,716,245
Individuals	34,272,824	(2,124,940)	(1,486,976)	5,922,695	2,120,554	19,548,998	(428,567)	(23,993,381)	33,831,207
- Financing	4,432,804	(338,579)	(197,647)	2,114,956	1,139,080	874,378	(1,221,104)	(929,520)	5,874,368
- Borrowings	18,621,969	(1,327,474)	(1,156,186)	3,609,760	863,141	9,363,748	639,941	(13,894,668)	16,720,231
- Revolving	11,218,051	(458,887)	(133,143)	197,979	118,333	9,310,872	152,596	(9,169,193)	11,236,608
Total	60,024,793	(2,533,357)	(2,570,401)	9,807,477	3,101,457	30,941,195	(7,369,140)	(34,436,202)	56,965,822

Consolidated - All stages	R$ thousands
	Balance on December 31, 2024	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2025
Companies	316,936,343	201,272,491	(157,320,222)	(10,442,821)	350,445,791
- Financing	132,471,488	60,749,194	(55,063,584)	(580,276)	137,576,822
- Borrowings	169,958,830	133,812,710	(99,352,593)	(8,537,794)	195,881,153
- Revolving	14,506,025	6,710,587	(2,904,045)	(1,324,751)	16,987,816
Individuals	403,303,243	183,334,767	(121,622,266)	(23,993,381)	441,022,363
- Financing	144,876,575	49,602,018	(32,000,265)	(929,520)	161,548,808
- Borrowings	177,325,711	102,118,181	(75,837,795)	(13,894,668)	189,711,429
- Revolving	81,100,957	31,614,568	(13,784,206)	(9,169,193)	89,762,126
Total	720,239,586	384,607,258	(278,942,488)	(34,436,202)	791,468,154

Stage 1	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2024
Companies	230,134,580	(2,916,216)	(2,710,348)	1,246,997	154,248	181,188,473	(122,859,743)	-	284,237,991
- Financing	97,907,233	(1,323,740)	(708,918)	373,026	19,783	66,259,620	(37,412,250)	-	125,114,754
- Borrowings	121,553,604	(1,344,456)	(1,662,157)	784,061	129,848	110,636,823	(83,359,740)	-	146,737,983
- Revolving	10,673,743	(248,020)	(339,273)	89,910	4,617	4,292,030	(2,087,753)	-	12,385,254
Individuals	298,686,536	(6,602,772)	(6,661,202)	3,794,654	874,761	171,752,006	(114,725,264)	-	347,118,719
- Financing	114,370,195	(3,538,512)	(1,490,449)	2,092,373	172,320	52,071,113	(31,676,728)	-	132,000,312
- Borrowings	126,474,656	(1,731,143)	(2,599,174)	971,337	591,272	99,333,906	(73,506,540)	-	149,534,314
- Revolving	57,841,685	(1,333,117)	(2,571,579)	730,944	111,169	20,346,987	(9,541,996)	-	65,584,093
Total	528,821,116	(9,518,988)	(9,371,550)	5,041,651	1,029,009	352,940,479	(237,585,007)	-	631,356,710

Stage 2	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2024
Companies	12,538,317	(1,246,997)	(3,212,486)	2,916,216	263,379	3,230,759	(7,542,805)	-	6,946,383
- Financing	1,909,771	(373,026)	(253,708)	1,323,740	25,790	449,416	(1,220,044)	-	1,861,939
- Borrowings	9,848,560	(784,061)	(2,872,448)	1,344,456	230,002	2,533,070	(5,936,483)	-	4,363,096
- Revolving	779,986	(89,910)	(86,330)	248,020	7,587	248,273	(386,278)	-	721,348
Individuals	22,711,786	(3,794,654)	(2,449,308)	6,602,772	873,928	8,644,761	(10,677,585)	-	21,911,700
- Financing	9,342,632	(2,092,373)	(915,436)	3,538,512	89,680	1,821,471	(3,341,027)	-	8,443,459
- Borrowings	8,719,543	(971,337)	(945,892)	1,731,143	724,482	5,422,959	(5,511,470)	-	9,169,428
- Revolving	4,649,611	(730,944)	(587,980)	1,333,117	59,766	1,400,331	(1,825,088)	-	4,298,813
Total	35,250,103	(5,041,651)	(5,661,794)	9,518,988	1,137,307	11,875,520	(18,220,390)	-	28,858,083

Stage 3	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2024
Companies	26,748,453	(154,248)	(263,379)	2,710,348	3,212,486	13,496,446	(6,069,813)	(13,928,324)	25,751,969
- Financing	4,912,796	(19,783)	(25,790)	708,918	253,708	641,571	590,574	(1,567,199)	5,494,795
- Borrowings	19,843,042	(129,848)	(230,002)	1,662,157	2,872,448	12,440,323	(6,982,626)	(10,617,743)	18,857,751
- Revolving	1,992,615	(4,617)	(7,587)	339,273	86,330	414,552	322,239	(1,743,382)	1,399,423
Individuals	38,867,027	(874,761)	(873,928)	6,661,202	2,449,308	15,685,811	(2,992,744)	(24,649,091)	34,272,824
- Financing	4,052,392	(172,320)	(89,680)	1,490,449	915,436	911,455	(1,002,640)	(1,672,288)	4,432,804
- Borrowings	20,411,507	(591,272)	(724,482)	2,599,174	945,892	11,281,620	(3,691,827)	(11,608,643)	18,621,969
- Revolving	14,403,128	(111,169)	(59,766)	2,571,579	587,980	3,492,736	1,701,723	(11,368,160)	11,218,051
Total	65,615,480	(1,029,009)	(1,137,307)	9,371,550	5,661,794	29,182,257	(9,062,557)	(38,577,415)	60,024,793

Consolidated - All stages	R$ thousands
	Balance on December 31, 2023	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2024
Companies	269,421,350	197,915,678	(136,472,361)	(13,928,324)	316,936,343
- Financing	104,729,800	67,350,607	(38,041,720)	(1,567,199)	132,471,488
- Borrowings	151,245,206	125,610,216	(96,278,849)	(10,617,743)	169,958,830
- Revolving	13,446,344	4,954,855	(2,151,792)	(1,743,382)	14,506,025
Individuals	360,265,349	196,082,578	(128,395,593)	(24,649,091)	403,303,243
- Financing	127,765,219	54,804,039	(36,020,395)	(1,672,288)	144,876,575
- Borrowings	155,605,706	116,038,485	(82,709,837)	(11,608,643)	177,325,711
- Revolving	76,894,424	25,240,054	(9,665,361)	(11,368,160)	81,100,957
Total	629,686,699	393,998,256	(264,867,954)	(38,577,415)	720,239,586

Schedule of reconciliation of expected losses fro m loans and advances to customers

Stage 1	R$ thousands
	Balance on December 31, 2024	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2025
Companies	3,745,866	(118,034)	(120,475)	67,104	363,412	1,822,905	(2,524,802)	-	3,235,976
- Financing	1,503,946	(24,415)	(17,434)	17,547	38,105	412,466	(776,010)	-	1,154,205
- Borrowings	1,669,722	(81,136)	(97,220)	46,133	315,136	1,203,569	(1,581,706)	-	1,474,498
- Revolving	572,198	(12,483)	(5,821)	3,424	10,171	206,870	(167,086)	-	607,273
Individuals	7,257,404	(219,071)	(215,722)	286,340	1,036,097	3,243,381	(3,789,382)	-	7,599,047
- Financing	374,887	(28,164)	(24,133)	41,539	79,521	240,966	(186,039)	-	498,577
- Borrowings	3,461,557	(122,101)	(173,012)	211,741	749,624	2,144,110	(2,433,389)	-	3,838,530
- Revolving	3,420,960	(68,806)	(18,577)	33,060	206,952	858,305	(1,169,954)	-	3,261,940
Total	11,003,270	(337,105)	(336,197)	353,444	1,399,509	5,066,286	(6,314,184)	-	10,835,023

Stage 2	R$ thousands
	Balance on December 31, 2024	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2025
Companies	1,015,120	(67,104)	(163,469)	118,034	644,503	710,708	(914,577)	-	1,343,215
- Financing	258,842	(17,547)	(44,988)	24,415	7,891	99,472	(103,965)	-	224,120
- Borrowings	620,261	(46,133)	(113,420)	81,136	628,395	466,187	(721,385)	-	915,041
- Revolving	136,017	(3,424)	(5,061)	12,483	8,217	145,049	(89,227)	-	204,054
Individuals	3,200,306	(286,340)	(420,849)	219,071	785,417	2,243,170	(1,900,194)	-	3,840,581
- Financing	404,722	(41,539)	(119,299)	28,164	48,875	181,708	98	-	502,729
- Borrowings	2,107,776	(211,656)	(277,460)	122,296	679,648	1,390,225	(1,345,335)	-	2,465,494
- Revolving	687,808	(33,145)	(24,090)	68,611	56,894	671,237	(554,957)	-	872,358
Total	4,215,426	(353,444)	(584,318)	337,105	1,429,920	2,953,878	(2,814,771)	-	5,183,796

Stage 3	R$ thousands
	Balance on December 31, 2024	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2025
Companies	15,492,712	(363,412)	(644,503)	120,475	163,469	5,530,824	2,904,118	(10,442,821)	12,760,862
- Financing	2,149,523	(38,105)	(7,891)	17,434	44,988	208,917	(97,512)	(580,276)	1,697,078
- Borrowings	12,483,496	(315,136)	(628,395)	97,220	113,420	4,486,131	2,227,456	(8,537,794)	9,926,398
- Revolving	859,693	(10,171)	(8,217)	5,821	5,061	835,776	774,174	(1,324,751)	1,137,386
Individuals	20,851,509	(1,036,097)	(785,417)	215,722	420,849	12,772,323	12,868,093	(23,993,381)	21,313,601
- Financing	1,710,662	(79,521)	(48,875)	24,133	119,299	476,260	1,298,384	(929,520)	2,570,822
- Borrowings	12,317,493	(749,622)	(679,645)	173,013	277,460	6,314,435	7,841,495	(13,894,668)	11,599,961
- Revolving	6,823,354	(206,954)	(56,897)	18,576	24,090	5,981,628	3,728,214	(9,169,193)	7,142,818
Total	36,344,221	(1,399,509)	(1,429,920)	336,197	584,318	18,303,147	15,772,211	(34,436,202)	34,074,463

Consolidated - All stages	R$ thousands
	Balance on December 31, 2024	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2025
Companies	20,253,698	8,064,437	(535,261)	(10,442,821)	17,340,053
- Financing	3,912,311	720,855	(977,487)	(580,276)	3,075,403
- Borrowings	14,773,479	6,155,887	(75,635)	(8,537,794)	12,315,937
- Revolving	1,567,908	1,187,695	517,861	(1,324,751)	1,948,713
Individuals	31,309,219	18,258,874	7,178,517	(23,993,381)	32,753,229
- Financing	2,490,271	898,934	1,112,443	(929,520)	3,572,128
- Borrowings	17,886,826	9,848,770	4,062,771	(13,894,668)	17,903,699
- Revolving	10,932,122	7,511,170	2,003,303	(9,169,193)	11,277,402
Total	51,562,917	26,323,311	6,643,256	(34,436,202)	50,093,282

(1)	Relates to early settlements, maturities and modifications.

Stage 1	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2024
Companies	3,710,730	(116,449)	(134,318)	166,683	63,654	2,411,870	(2,356,304)	-	3,745,866
- Financing	1,269,857	(29,252)	(13,511)	68,404	6,305	620,597	(418,454)	-	1,503,946
- Borrowings	1,919,049	(74,163)	(103,007)	91,372	53,871	1,596,733	(1,814,133)	-	1,669,722
- Revolving	521,824	(13,034)	(17,800)	6,907	3,478	194,540	(123,717)	-	572,198
Individuals	6,245,565	(185,973)	(259,775)	272,766	334,396	3,875,327	(3,024,902)	-	7,257,404
- Financing	437,273	(37,461)	(23,115)	82,535	38,354	183,386	(306,085)	-	374,887
- Borrowings	2,457,473	(76,558)	(108,329)	141,655	238,173	2,472,719	(1,663,576)	-	3,461,557
- Revolving	3,350,819	(71,954)	(128,331)	48,576	57,869	1,219,222	(1,055,241)	-	3,420,960
Total	9,956,295	(302,422)	(394,093)	439,449	398,050	6,287,197	(5,381,206)	-	11,003,270

Stage 2	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2024
Companies	2,407,449	(166,683)	(558,573)	116,449	109,540	510,283	(1,403,345)	-	1,015,120
- Financing	277,782	(68,404)	(37,072)	29,252	15,227	66,023	(23,966)	-	258,842
- Borrowings	1,968,250	(91,372)	(510,770)	74,163	90,757	386,785	(1,297,552)	-	620,261
- Revolving	161,417	(6,907)	(10,731)	13,034	3,556	57,475	(81,827)	-	136,017
Individuals	3,073,021	(272,766)	(379,103)	185,973	313,107	1,747,141	(1,467,067)	-	3,200,306
- Financing	468,003	(82,535)	(71,207)	37,461	20,459	155,931	(123,390)	-	404,722
- Borrowings	1,860,757	(141,655)	(239,411)	76,558	265,398	1,297,469	(1,011,340)	-	2,107,776
- Revolving	744,261	(48,576)	(68,485)	71,954	27,250	293,741	(332,337)	-	687,808
Total	5,480,470	(439,449)	(937,676)	302,422	422,647	2,257,424	(2,870,412)	-	4,215,426

Stage 3	R$ thousands
	Balance on December 31, 2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2024
Companies	17,045,918	(63,654)	(109,540)	134,318	558,573	7,338,511	4,516,910	(13,928,324)	15,492,712
- Financing	2,405,662	(6,305)	(15,227)	13,511	37,072	326,738	955,271	(1,567,199)	2,149,523
- Borrowings	13,348,041	(53,871)	(90,757)	103,007	510,770	6,786,917	2,497,132	(10,617,743)	12,483,496
- Revolving	1,292,215	(3,478)	(3,556)	17,800	10,731	224,856	1,064,507	(1,743,382)	859,693
Individuals	21,179,127	(334,396)	(313,107)	259,775	379,103	9,908,384	14,421,714	(24,649,091)	20,851,509
- Financing	1,380,788	(38,354)	(20,459)	23,115	71,207	406,606	1,560,047	(1,672,288)	1,710,662
- Borrowings	10,928,409	(238,173)	(265,398)	108,329	239,411	7,272,869	5,880,689	(11,608,643)	12,317,493
- Revolving	8,869,930	(57,869)	(27,250)	128,331	68,485	2,228,909	6,980,978	(11,368,160)	6,823,354
Total	38,225,045	(398,050)	(422,647)	394,093	937,676	17,246,895	18,938,624	(38,577,415)	36,344,221

Consolidated - All stages	R$ thousands
	Balance on December 31, 2023	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on December 31, 2024
Companies	23,164,097	10,260,664	757,261	(13,928,324)	20,253,698
- Financing	3,953,301	1,013,358	512,851	(1,567,199)	3,912,311
- Borrowings	17,235,340	8,770,435	(614,553)	(10,617,743)	14,773,479
- Revolving	1,975,456	476,871	858,963	(1,743,382)	1,567,908
Individuals	30,497,713	15,530,852	9,929,745	(24,649,091)	31,309,219
- Financing	2,286,064	745,923	1,130,572	(1,672,288)	2,490,271
- Borrowings	15,246,639	11,043,057	3,205,773	(11,608,643)	17,886,826
- Revolving	12,965,010	3,741,872	5,593,400	(11,368,160)	10,932,122
Total	53,661,810	25,791,516	10,687,006	(38,577,415)	51,562,917
(1)	Relates to early settlements, maturities and modifications.

Schedule of sensitivity analysis

	On December 31, 2025 - R$ thousands
	Weighting			Constitution/ (Reversion)
	Base Scenario	Optimistic Scenario*	Pessimistic Scenario**
Simulation 1	100%	-	-	(320,747)
Simulation 2	-	100%	-	(624,285)
Simulation 3	-	-	100%	813,197
*	Scenario in which the economy grows more than expected.
**	Scenario in which the economy grows less than expected.

Schedule of expected loss on loans and advances

	R$ thousands
	Year ended December 31
	2025	2024	2023
Amount recorded	34,438,405	36,478,523	34,849,384
Amount recovered	(5,760,548)	(9,841,746)	(4,672,395)
Expected credit losses on loans and advances	28,677,857	26,636,777	30,176,989

Schedule of loans and advances to customers renegotiated

	R$ thousands
	On December 31, 2025	On December 31, 2024
Opening balance	34,755,068	39,111,735
Amount restructured	18,414,187	26,780,598
Amount received/Others (1)	(13,955,482)	(18,853,221)
Write-offs	(12,601,134)	(12,284,044)
Closing balance	26,612,639	34,755,068
Expected credit losses on loans and advances	(13,582,459)	(19,091,460)
Total restructured loans and advances to customers, net of expected credit losses	13,030,180	15,663,608

Expected credit losses of restructured loans and advances as a percentage of restructured portfolio	51.0%	54.9%
Total restructured loans and advances as a percentage of the total loan portfolio	3.4%	4.8%
Total restructured loans and advances as a percentage of the total loans portfolio, net of expected credit losses	3.6%	5.2%
(1)	Includes the settlement of restructured contracts through new operations.